SCHEDULE OF MATURITIES OF OUTSTANDING DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 8,766
2027	5,646
2028	4,608
2029	2,351
2030	1,303
Thereafter	3,720
Total outstanding debt	$ 26,394	$ 17,751